Property, Plant and Equipment (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 221,586,475	$ 224,933,089	$ 222,741,832
Proceeds from sales of property, plant and equipment, classified as investing activities	6,408,057	1,149,649	789,682
Borrowing costs capitalised	$ 421,618	$ 624,235	$ 542,994
Bottom of range [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	1.04%	1.09%	1.09%
Top of range [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	5.59%	5.24%	4.66%
Display segment [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ (895,954)
Energy segment [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (34,047)	(120,714)	$ (399,363)
AUSK [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities	3,029,191
Gains on disposals of property, plant and equipment	1,080,720
Non-irrigated farmland [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 23,671	$ 23,671